UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 800 Third Avenue
         19th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY     May 08, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $466,270 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      867       10 SH       SOLE                        0        0       10
CALIFORNIA PIZZA KITCHEN INC   COM              13054D109      562    42968 SH       SOLE                        0        0    42968
CANTEL MEDICAL CORP            COM              138098108      576    44729 SH       SOLE                        0        0    44729
COMMUNITY BANKERS TR CORP      COM              203612106       54    15906 SH       SOLE                        0        0    15906
DISCOVER FINL SVCS             COM              254709108      549    87033 SH       SOLE                        0        0    87033
FEDERAL HOME LN MTG CORP       COM              313400301       18    24000 SH       SOLE                        0        0    24000
FEDERAL NATL MTG ASSN          COM              313586109       19    27500 SH       SOLE                        0        0    27500
FINISAR                        COM              31787A101        6    15697 SH       SOLE                        0        0    15697
ISHARES TR                     RUSSELL1000VAL   464287598    42503  1043019 SH       SOLE                        0        0  1043019
ISHARES TR                     FTSE XNHUA IDX   464287184      221     7744 SH       SOLE                        0        0     7744
ISHARES TR                     RUSSELL 1000     464287622    65625  1517347 SH       SOLE                        0        0  1517347
ISHARES TR                     RUSSELL 2000     464287655    33433   795082 SH       SOLE                        0        0   795082
ISHARES TR                     S&P 100 IDX FD   464287101     2496    66150 SH       SOLE                        0        0    66150
ISHARES TR                     S&P EURO PLUS    464287861     8468   331049 SH       SOLE                        0        0   331049
ISHARES TR                     RUSSELL1000GRW   464287614    62791  1789925 SH       SOLE                        0        0  1789925
ISHARES TR                     RUSSELL MIDCAP   464287499    14111   261264 SH       SOLE                        0        0   261264
ISHARES TR                     S&P 500 INDEX    464287200    48539   609637 SH       SOLE                        0        0   609637
ISHARES TR                     S&P MIDCAP 400   464287507      570    11710 SH       SOLE                        0        0    11710
ISHARES TR                     MSCI EAFE IDX    464287465    55329  1464432 SH       SOLE                        0        0  1464432
POWERSHARES QQQ TRUST          UNIT SER 1       73935A104    26139   862119 SH       SOLE                        0        0   862119
QUEST DIAGNOSTICS INC          COM              74834l100      242     5100 SH       SOLE                        0        0     5100
SPDR TR                        UNIT SER 1       78462F103    43666   549120 SH       SOLE                        0        0   549120
VANGUARD INDEX FDS             LARGE CAP ETF    922908637      434    12060 SH       SOLE                        0        0    12060
VANGUARD INDEX FDS             REIT ETF         922908553     3806   156757 SH       SOLE                        0        0   156757
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858    12936   549052 SH       SOLE                        0        0   549052
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775     9963   354298 SH       SOLE                        0        0   354298
VANGUARD INTL EQUITY INDEX F   PACIFIC ETF      922042866    29963   796687 SH       SOLE                        0        0   796687
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858     2301    99991 SH       SOLE                        0        0    99991
WASTE SERVICES INC DEL         COM NEW          941075202       83    19415 SH       SOLE                        0        0    19415